February 26, 1997

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DE 20549

Re: AIG Life Insurance Company
    Variable Account II
    Registration Number 33-90684

Gentlemen:

I am Assistant Secretary and Associate Counsel for AIG Life Insurance Company (the "Company"), a Delaware stock life insurance corporation. In connection with the offering of Variable Life Policies (the "Policies") of Variable Account II (the "Account"), a segregated investment account of the Company, I have examined such records and documents and have made such further investigation and examination as I deemed necessary for the purpose of this opinion.

It is my opinion that the Policies, the registration of which is made definite by the accompanying Rule 24f-2 Notice of the Account, were legally issued, fully paid and non-assessable by the Account to the extent set forth in the Account's prospectus forming part of its Registration Statement on Form S-6 filed under the Securities Act of 1933 as Registration Number 33-90684.

I hereby consent to the filing of this opinion with said Rule 24f-2 Notice.

Sincerely,

Kenneth D. Walma /s
___________________
Kenneth D. Walma
Assistant Secretary and Associate Counsel

KW/kr




                      Rule 24f-2
                      Notice For
          AIG LIFE INSURANCE COMPANY VARIABLE
                      ACCOUNT II
                 FILE NOS. 33-90684

Fiscal period for which notice is filed
12/31/96

Securities registered and unsold at the beginning
of the fiscal year
0

Securities registered during this year other than
pursuant to Rule 24f-2
0

Sale price of accumulation units sold during fiscal
year ending December 31, 1996
$1,986,093

Aggregate sale price of accumulation units sold
during the fiscal year ending December 31, 1996
$1,986,093

Redemption price of accumulation units redeemed
during the fiscal year ending December 31, 1996
$261,403

Total amount upon which fee calculation is based
$1,724,690

Fee submitted (1/33 of 1% of total amount)
$523

                 AIG LIFE INSURANCE COMPANY
                     VARIABLE ACCOUNT II
                     BY HOWARD GUNTON /s
                  __________________________
                        HOWARD GUNTON
                VICE PRESIDENT AND COMPTROLLER